13F-HR
09/30/02
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if Amendment [X ]; Amendment Number:1
This Amendment (Check only one.):	[ X ]  is a restatement.
					[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Investment Operations
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		October 3, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			75

Form 13F Information Table Value Total:		$1,240,420,948


List of Other Included Managers:

No.	13F File Number	Name

			          	FORM 13F INFORMATION TABLE
						VALUE		SHARES	SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

AFLAC Inc.		COM	001055102	39596		1290200	SH		SOLE		1126085		164115
Ambac Finl Group	COM	023139108	14963		277660	SH		SOLE		227140		50520
Americredit Corp	COM	03060R101	97		12068	SH		SOLE		12068
Amgen Inc		COM	031162100	28778		690130	SH		SOLE		579140		110990
Andor Technology Fund	CL A			2030		2698	SH		SOLE		2698
Anheuser Busch		COM	035229103	35998		711440	SH		SOLE		626265		85175
Anthem Inc		COM	03674B104	1491		22952	SH		SOLE		1541		21411
Apollo Group		COM	037604105	38344		882898	SH		SOLE		726237		156661
AutoZone Inc		COM	053332102	40993		519825	SH		SOLE		432565		87260
Bank of America		COM	060505104	252		3962	SH		SOLE		3962
BP Amoco PLC 	SPONSORED ADR	055622104	337		8469	SH		SOLE		1		8468
Centex Corp		COM	152312104	580		13100	SH		SOLE		900		12200
Central Fund of Canada	COM	153501101	381		87000	SH		SOLE		87000
Chase Growth Fund	COM	007989809	3613		271893	SH		SOLE		271893
Chase Mid-Cap Gr Fund	CL A	981477847	488		25100	SH		SOLE		25100
ChevronTexaco Corp	COM	166764100	23955		345931	SH		SOLE		287281		58650
Chico's FAS		COM	168615102	1433		90006	SH		SOLE		5856		84150
ChoicePoint Inc.	COM	170388102	12668		355465	SH		SOLE		280672		74793
Church & Dwight		COM	171340102	1619		48850	SH		SOLE		5650		43200
Cognizant Technology 	COM	192446102	485		8440	SH		SOLE		640		7800
ConocoPhillips		COM	20825C104	37430		809491	SH		SOLE		678146		131345
Constellation Brands 	CL A	21036P108	1161		50280	SH		SOLE		3780		46500
Countrywide Credit Ind	COM	222372104	16256		344780	SH		SOLE		313780		31000
D.R. Horton Inc		COM	23331A109	577		30990	SH		SOLE		2040		28950
Darden Restaurants	COM	237194105	1610		66437	SH		SOLE		4937		61500
Dentsply International	COM	249030107	13372		332910	SH		SOLE		243830		89080
Exxon Mobil		COM	30231G102	783		24576	SH		SOLE		14016		10560
Fidelity National Finl	COM	316326107	1435		49960	SH		SOLE		16760		33200
Fifth Third Bancorp	COM	316773100	31520		514785	SH		SOLE		444985		69800
First Data Corp		COM	319963104	29021		1038342	SH		SOLE		893482		144860
Gannett Inc.		COM	364730101	29592		409985	SH		SOLE		357660		52325
General Dynamics	COM	369550108	34910		429247	SH		SOLE		374344		54903
General Electric	COM	369604103	742		30125	SH		SOLE		30125
H & R Block		COM	093671105	23445		558100	SH		SOLE		460450		97650
Harley Davidson		COM	412822108	19405		417765	SH		SOLE		353695		64070
HCA Inc			COM	404119109	41709		876060	SH		SOLE		750270		125790
Imperial Oil		COM	453038408	950		32770	SH		SOLE		2170		30600
Intuit Inc		COM	461202103	432		9500	SH		SOLE		9500
Johnson & Johnson	COM	478160104	45183		835495	SH		SOLE		706055		129440
Kohls Corp		COM	500255104	692		11395	SH		SOLE		11395
Kraft Foods Inc - A	COM	50075N104	313		8600	SH		SOLE		8600
Lincare Holdings	COM	532791100	12196		392940	SH		SOLE		315740		77200
Lowe's Cos Inc		COM	548661107	47803		1154675	SH		SOLE		1005480		149195
M&T Bank Corp		COM	55261f104	1360		17265	SH		SOLE		1065		16200
Marsh Supermarket Inc 	CL A	571783307	172		13300	SH		SOLE		13300
Marsh Supermarket Inc 	CL B	571783208	302		24545	SH		SOLE		24545
Marshall Ilsley		COM	571834100	1379		49460	SH		SOLE		2060		47400
Merck & Co.		COM	589331107	562		12296	SH		SOLE		12296
Newmont Mining		COM	651639106	3192		116050	SH		SOLE		112410		3640
Ninety-Nine Cents Only  COM	65440K106	878		42438	SH		SOLE		2172		40266
Noble Corp		COM	G65422100	410		13250	SH		SOLE		13250
North Fork Bancorp	COM	659424105	22170		585900	SH		SOLE		477290		108610
Patterson Dental	COM	703412106	11591		226485	SH		SOLE		160885		65600
Pepsi Bottling Group IncCOM	713409100	24013		1026210	SH		SOLE		834620		191590
Pepsico Inc		COM	713448108	36337		983416	SH		SOLE		847446		135970
Pfizer			COM	717081103	933		32182	SH		SOLE		32182
Procter & Gamble	COM	742718109	64082		716965	SH		SOLE		618070		98895
Protective Life		COM	743674103	315		10258	SH		SOLE		7530		2728
Ross Stores		COM	778296103	13672		383625	SH		SOLE		313420		70205
Sears Roebuck		COM	812387108	25588		656105	SH		SOLE		561490		94615
SLM Corporation		COM	78442P106	42136		452400	SH		SOLE		379580		72820
Solectron Corp		COM	834182107	25		11950	SH		NONE				11950
St. Jude Medical	COM	790849103	22739		636960	SH		SOLE		527440		109520
Suncor Energy		COM	867229106	30120		1777000	SH		SOLE		1488860		288140
Sysco			COM	871829107	38163		1344270	SH		SOLE		1168580		175690
Tenet Healthcare	COM	88033G100	39033		788558	SH		SOLE		686370		102188
Teva PharmaceuticalSPONSORED ADR881624209	25413		379310	SH		SOLE		379310
United Technologies	COM	913017109	25670		454430	SH		SOLE		395470		58960
UnitedHealth Group	COM	91324p102	48723		558623	SH		SOLE		487193		71430
Universal Health Svcs	COM	913903100	1507		29470	SH		SOLE		2270		27200
Walgreen		COM	931422109	30930		1005550	SH		SOLE		888330		117220
Wal-Mart Stores Inc	COM	931142103	24652		500665	SH		SOLE		448790		51875
Wellpoint Health NetworksCOM	94973H108	28872		393890	SH		SOLE		319980		73910
Wells Fargo & Co	COM	949746101	35918		745823	SH		SOLE		656908		88915
Wintrust Financial Co	COM	97650W108	884		30890	SH		SOLE		2390		28500